Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Cash dividend, per share	$ 0.04
Treasury shares purchased	14,130	21,600
ESOP shares	9,045	9,044